Payments, by Category - 12 months ended Dec. 31, 2023 $ in Thousands	MXN ($)
Payments:
Taxes	$ 262,352,844
Royalties	260,882
Fees	2,163,000
Infrastructure	76,526
Comm. Social Resp.	30,300
Total Payments	$ 264,883,552